                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Andover Capital Advisors LP
Address:  300 Brickstone Square  Suite 1004
          Andover, Massachusetts 01810

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Kobelski
Title:    Chief Financial Officer
Phone:    978-623-3512

Signature, Place, and Date of Signing:

 /s/ Brian Kobelski        Andover, Massachusetts        November 10, 2005
----------------------   -------------------------      ------------------
     [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            44

Form 13F Information Table Value Total:      $147,055
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Andover Capital Advisors LP
                                13F SEC Appraisal
                                    9/30/2005

Item 1:                                  Item 2:        Item 3:    Item 4:       Item 5:




                                                                   Market Value    Shrs Or
          Security                       Security Type    Cusip       (x1000)    Prn Amount  Shrs/PRN  Put/Call
---------------------------------------  -------------  ---------  ------------  ----------  --------  --------
AES Corp                                 Common Stock   00130H105         1,561      95,000    Shrs
AFC Enterprises Inc                      Common Stock   00104Q107           176      15,250    Shrs
Ameristar Casinos Inc                    Common Stock   03070Q101         3,309     158,800    Shrs
Blount International Inc                 Common Stock   095180105         2,586     146,600    Shrs
Boyd Gaming Corp                         Common Stock   103304101         1,940      45,000    Shrs
Cablevision Systems Corp                 Common Stock   12686C109         3,052      99,500    Shrs
Carnival Corp                            Paired CTF     143658300         4,498      90,000    Shrs
DIRECTV Group Inc                        Common Stock   25459L106         1,985     132,500    Shrs
DPL Inc                                  Common Stock   233293109         4,726     170,000    Shrs
Denbury Resources Inc                    Com New        247916208         2,194      43,500    Shrs
Dominion Res Inc VA New                  Common Stock   25746U109         1,443      16,750    Shrs
Dover Motorsports Inc                    Common Stock   260174107         3,297     482,033    Shrs
EchoStar Communications New              CLA            278762109        23,252     786,350    Shrs
Global Power Equipment Group Inc         Common Stock   37941P108         1,841     258,200    Shrs
Goodrich Pete Corp                       Com New        382410405           587      25,000    Shrs
Harrah's Entmt Inc                       Common Stock   413619107           652      10,000    Shrs
Healthsouth Corp                         Common Stock   421924101         4,511   1,089,600    Shrs
Hilton Hotels Corp                       Common Stock   432848109         9,665     433,000    Shrs
Intercontinental Hotels GP P             Spons ADR New  45857P103           636      50,000    Shrs
Interstate Hotels & Resorts Inc          Common Stock   46088S106           163      35,000    Shrs
JetBlue Airways Corp                     Common Stock   477143101           440      25,000    Shrs
Kerzner International Ltd                shs            P6065Y107           694      12,500    Shrs
Lodgenet Entertainment Corp              Common Stock   540211109         1,745     118,483    Shrs
Lyondell Chemical Co                     Common Stock   552078107         1,803      63,000    Shrs
MTR Gaming Group Inc                     Common Stock   553769100         2,841     354,628    Shrs
Nevada Gold & Casinos Inc                Common Stock   64126Q206         3,255     289,100    Shrs
NorthWestern Corp                        Common Stock   668074305         2,415      80,000    Shrs
OM Group Inc                             Common Stock   670872100           403      20,000    Shrs
Owens-Illinois Inc                       Common Stock   690768403         3,217     156,000    Shrs
Patterson-UTI Energy Inc                 Common Stock   703481101         6,314     175,000    Shrs
Priceline Com Inc                        Com New        741503403         1,256      65,000    Shrs
Revlon Inc                               CLA            761525500         3,951   1,227,000    Shrs
Rhodia                                   Spons ADR New  762397107         2,462   1,237,000    Shrs
STATS ChipPAC Ltd                        Spons ADR New  85771T104         2,318     369,100    Shrs
Staar Surgical Co                        Com Par $.01   852312305         3,655     664,602    Shrs
Starwood Hotels & Resorts Worldwide Inc  Paired CTF     85590A203         1,424      24,900    Shrs
Steiner Leisure Ltd                      Ord            P8744Y102           550      16,200    Shrs
Timberland Co                            Common Stock   887100105         1,203      35,600    Shrs
US Airways Group Inc                     Common Stock   90341W108         7,054     335,750    Shrs
USA Mobility Inc                         Common Stock   90341G103         1,940      71,900    Shrs
Viasystems Group Inc                     Common Stock   92553H308         1,500     250,000    Shrs
WMS Industries Inc                       Common Stock   929297109         1,727      61,400    Shrs
Williams Cos Inc                         Common Stock   969457100        20,316     811,000    Shrs
Carnival Corp                            Paired CTF     143658300         2,500      50,000    Shrs      Call

Item 1:                                  Item 6:              Item 7:  Item 8:

                                              Investment
                                              Discretion                 Voting Authority
                                         -------------------           --------------------
                                         Sole  Shared  Other   Others   Sole  Shared  Other
          Security                        (A)    (B)    (C)   Manager    (A)    (B)    (C)
---------------------------------------  ----  ------  -----  -------  -----  ------  -----
AES Corp                                   X                              X
AFC Enterprises Inc                        X                              X
Ameristar Casinos Inc                      X                              X
Blount International Inc                   X                              X
Boyd Gaming Corp                           X                              X
Cablevision Systems Corp                   X                              X
Carnival Corp                              X                              X
DIRECTV Group Inc                          X                              X
DPL Inc                                    X                              X
Denbury Resources Inc                      X                              X
Dominion Res Inc VA New                    X                              X
Dover Motorsports Inc                      X                              X
EchoStar Communications New                X                              X
Global Power Equipment Group Inc           X                              X
Goodrich Pete Corp                         X                              X
Harrah's Entmt Inc                         X                              X
Healthsouth Corp                           X                              X
Hilton Hotels Corp                         X                              X
Intercontinental Hotels GP P               X                              X
Interstate Hotels & Resorts Inc            X                              X
JetBlue Airways Corp                       X                              X
Kerzner International Ltd                  X                              X
Lodgenet Entertainment Corp                X                              X
Lyondell Chemical Co                       X                              X
MTR Gaming Group Inc                       X                              X
Nevada Gold & Casinos Inc                  X                              X
NorthWestern Corp                          X                              X
OM Group Inc                               X                              X
Owens-Illinois Inc                         X                              X
Patterson-UTI Energy Inc                   X                              X
Priceline Com Inc                          X                              X
Revlon Inc                                 X                              X
Rhodia                                     X                              X
STATS ChipPAC Ltd                          X                              X
Staar Surgical Co                          X                              X
Starwood Hotels & Resorts Worldwide Inc    X                              X
Steiner Leisure Ltd                        X                              X
Timberland Co                              X                              X
US Airways Group Inc                       X                              X
USA Mobility Inc                           X                              X
Viasystems Group Inc                       X                              X
WMS Industries Inc                         X                              X
Williams Cos Inc                           X                              X
Carnival Corp                              X                              X